Benefit Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.88%	4.42%	5.30%
Rate of compensation increase
Under age 30 [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%	10.00%	10.00%
Ages 30-39 [Member] [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	6.00%	6.00%	6.00%
Ages 40 and over [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	3.00%	3.00%	3.00%